Cover	Dec. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2022
Entity File Number	000-53862
Entity Registrant Name	NUTEX HEALTH, INC.
Entity Central Index Key	0001479681
Entity Tax Identification Number	11-3363609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6030 S. Rice Ave
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77081
City Area Code	713
Local Phone Number	660-0557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NUTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false